United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for calendar quarter ended: December 31, 2009

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:Johnston-Lemon Group Inc.
Address:1101 Vermont Avenue, NW
 Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Signing this Report on Behalf of Reporting Manager:

Name:Kenneth I. Miller
Title:Chief Financial Officer
Phone:(202)842-5618

/s/ Kenneth I. Miller   Washington, DC       February 03, 2010
    (Signature)(City, State)(Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ _______________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____None_____

Form 13F Information Table Entry Total:  _____76_______

Form 13F Information Table Value Total: $___123,256____
                                          (thousands)

COLUMN 1			COLUMN 2	COLUMN 3

NAME OF ISSUER			TITLE OF CLASS	CUSIP
3M Company			COMMON STOCK	88579Y101
Abbott Labs			COMMON STOCK	002824100
Air Products & Chemicals	COMMON STOCK	009158106
Allergan			COMMON STOCK	018490102
Allstate			COMMON STOCK	020002101
American Express		COMMON STOCK	025816109
AT&T				COMMON STOCK	00206R102
Automatic Data Processing	COMMON STOCK	053015103
Berkshire Hathaway		COMMON STOCK	084670108
Berkshire Hathaway B		COMMON STOCK	084670207
Biotechnology Index Fund	ETFs		464287556
Blackrock Debt Strategies Fund	ETFs		09255R103
Boeing				COMMON STOCK	097023105
Bristol Myers Squibb		COMMON STOCK	110122108
Castle Brands			COMMON STOCK	148435100
Caterpillar			COMMON STOCK	149123101
Chevron Texaco			COMMON STOCK	166764100
Cisco Systems			COMMON STOCK	17275R102
Coca Cola			COMMON STOCK	191216100
Colgate-Palmolive Co		COMMON STOCK	194162103
Comcast Cl A			COMMON STOCK	20030N101
Comstock Homebuilding		COMMON STOCK	205684103
ConocoPhilips			COMMON STOCK	20825C104
Corporate Office Properties Tr	COMMON STOCK	22002T108
CVS				COMMON STOCK	126650100
Deere				COMMON STOCK	244199105
Devon Energy			COMMON STOCK	25179M103
Disney, Walt			COMMON STOCK	254687106
Dominion Resources		COMMON STOCK	25746U109
Duke Energy			COMMON STOCK	26441C105
EMC				COMMON STOCK	268648102
Emerson Electric		COMMON STOCK	291011104
Exelon				COMMON STOCK	30161N101
Exxon Mobil			COMMON STOCK	30231G102
General Electric		COMMON STOCK	369604103
Google				COMMON STOCK	38259P508
GTSI				COMMON STOCK	36238K103
Honeywell			COMMON STOCK	438516106
Hooper Holmes			COMMON STOCK	439104100
Illinois Tool Works		COMMON STOCK	452308109
International Business Machine	COMMON STOCK	459200101
iShares Barclays 1-3 Year Trea	ETFs		464287457
iShares Barclays TIP Bond Fund	ETFs		464287176
iShares Goldman Sachs Semicond	ETFs		464287523
iShares High Yield Corporate B	ETFs		464288513
iShares MSCI EAFE Index fund	ETFs		464287465
iShares MSCI Emerging Markets 	ETFs		464287234
iShares S&P 400 Midcap Index	ETFs		464287507
iShares S&P 500 Index		ETFs		464287200
iShares Trust Dow Jones US Tec	ETFs		464287721
Johnson & Johnson		COMMON STOCK	478160104
JP Morgan Chase			COMMON STOCK	46625H100
Kimberly-Clark			COMMON STOCK	494368103
Marathon Oil			COMMON STOCK	565849106
Microsoft 			COMMON STOCK	594918104
Nike				COMMON STOCK	654106103
Occidental Petroleum 		COMMON STOCK	674599105
Omnicom Group			COMMON STOCK	681919106
Oracle				COMMON STOCK	68389X105
Pepsico				COMMON STOCK	713448108
Philip Morris International	COMMON STOCK	718172109
Procter & Gamble		COMMON STOCK	742718109
S&P 400 Midcap Index Trust	ETFs		595635103
S&P Financial Sector SPDR	ETFs		81369Y605
S&P Technology Sector SPDR	ETFs		81369Y803
Sandy Spring Bancorp		COMMON STOCK	800363103
Schlumberger			COMMON STOCK	806857108
SPDR Barclays Capital Covertib	ETFs		78464A359
St. Jude Medical		COMMON STOCK	790849103
SunTrust Banks			COMMON STOCK	867914103
Time Warner Inc Com		COMMON STOCK	887317303
United Parcel Service		COMMON STOCK	911312106
United Technologies		COMMON STOCK	913017109
Unitedhealth Group 		COMMON STOCK	91324P102
Verizon				COMMON STOCK	92343V104
Wal Mart Stores			COMMON STOCK	931142103


COLUMN 1			COLUMN 4	COLUMN 5  COLUMN 6
				VALUE			  INVESTMENT
NAME OF ISSUER	 		(X$1000) 	SHARES 	  DISCRETION
3M Company			2434		29445	  SOLE
Abbott Labs			1853		34320	  SOLE
Air Products & Chemicals	2268		27980	  SOLE
Allergan			1465		23250	  SOLE
Allstate			1611		53620	  SOLE
American Express		1064		26250	  SOLE
AT&T				1226		43751	  SOLE
Automatic Data Processing	1557		36368	  SOLE
Berkshire Hathaway		1488		15	  SOLE
Berkshire Hathaway B		154		47	  SOLE
Biotechnology Index Fund	1772		21645	  SOLE
Blackrock Debt Strategies Fund	176		48800	  SOLE
Boeing				1002		18509	  SOLE
Bristol Myers Squibb		2202		87200	  SOLE
Castle Brands			4		11700	  SOLE
Caterpillar			393		6900	  SOLE
Chevron Texaco			3112		40422	  SOLE
Cisco Systems			740		30925	  SOLE
Coca Cola			1456		25551	  SOLE
Colgate-Palmolive Co		951		11575	  SOLE
Comcast Cl A			186		11050	  SOLE
Comstock Homebuilding		41		50000	  SOLE
ConocoPhilips			2174		42560	  SOLE
Corporate Office Properties Tr	1947		53150	  SOLE
CVS				585		18175	  SOLE
Deere				1542		28500	  SOLE
Devon Energy			1413		19225	  SOLE
Disney, Walt			1743		54049	  SOLE
Dominion Resources		905		23250	  SOLE
Duke Energy			470		27332	  SOLE
EMC				1556		89050	  SOLE
Emerson Electric		1778		41730	  SOLE
Exelon				1210		24750	  SOLE
Exxon Mobil			2718		39859	  SOLE
General Electric		1333		88094	  SOLE
Google				515		830	  SOLE
GTSI				50		10000	  SOLE
Honeywell			1252		31950	  SOLE
Hooper Holmes			10		10000	  SOLE
Illinois Tool Works		411		8569	  SOLE
International Business Machine	2857		21824	  SOLE
iShares Barclays 1-3 Year Trea	1930		23260	  SOLE
iShares Barclays TIP Bond Fund	8198		78900	  SOLE
iShares Goldman Sachs Semicond	571		11600	  SOLE
iShares High Yield Corporate B	2667		30360	  SOLE
iShares MSCI EAFE Index fund	3842		69494	  SOLE
iShares MSCI Emerging Markets 	2099		50570	  SOLE
iShares S&P 400 Midcap Index	206		2850	  SOLE
iShares S&P 500 Index		3035		27140	  SOLE
iShares Trust Dow Jones US Tec	3348		58185	  SOLE
Johnson & Johnson		3503		54389	  SOLE
JP Morgan Chase			2311		55452	  SOLE
Kimberly-Clark			771		12100	  SOLE
Marathon Oil			811		25970	  SOLE
Microsoft 			2698		88490	  SOLE
Nike				1121		16970	  SOLE
Occidental Petroleum 		618		7600	  SOLE
Omnicom Group			623		15922	  SOLE
Oracle				457		18640	  SOLE
Pepsico				1434		23588	  SOLE
Philip Morris International	466		9672	  SOLE
Procter & Gamble		2427		40030	  SOLE
S&P 400 Midcap Index Trust	869		6600	  SOLE
S&P Financial Sector SPDR	150		10400	  SOLE
S&P Technology Sector SPDR	783		34150	  SOLE
Sandy Spring Bancorp		120		13481	  SOLE
Schlumberger			1919		29480	  SOLE
SPDR Barclays Capital Covertib	2679		70900	  SOLE
St. Jude Medical		993		27000	  SOLE
SunTrust Banks			9700		478091	  SOLE
Time Warner Inc Com		291		10000	  SOLE
United Parcel Service		424		7395	  SOLE
United Technologies		3308		47665	  SOLE
Unitedhealth Group 		3136		102884	  SOLE
Verizon				2713		81876	  SOLE
Wal Mart Stores			1411		26400	  SOLE


COLUMN 1			COLUMN 7	      COLUMN 8
				OTHER	 	  VOTING AUTHORITY
NAME OF ISSUER			MANAGERS	SOLE    SHARED  NONE
3M Company			NONE		28545	0	900
Abbott Labs			NONE		33320	0	1000
Air Products & Chemicals	NONE		26830	0	1150
Allergan			NONE		22100	0	1150
Allstate			NONE		52470	0	1150
American Express		NONE		25100	0	1150
AT&T				NONE		42051	0	1700
Automatic Data Processing	NONE		35718	0	650
Berkshire Hathaway		NONE		1	0	14
Berkshire Hathaway B		NONE		47	0	0
Biotechnology Index Fund	NONE		20995	0	650
Blackrock Debt Strategies Fund	NONE		48800	0	0
Boeing				NONE		18309	0	200
Bristol Myers Squibb		NONE		85850	0	1350
Castle Brands			NONE		0	0	11700
Caterpillar			NONE		6900	0	0
Chevron Texaco			NONE		37763	0	2659
Cisco Systems			NONE		29525	0	1400
Coca Cola			NONE		24851	0	700
Colgate-Palmolive Co		NONE		11275	0	300
Comcast Cl A			NONE		11050	0	0
Comstock Homebuilding		NONE		0	0	50000
ConocoPhilips			NONE		42060	0	500
Corporate Office Properties Tr	NONE		51750	0	1400
CVS				NONE		17825	0	350
Deere				NONE		26700	0	1800
Devon Energy			NONE		18925	0	300
Disney, Walt			NONE		52549	0	1500
Dominion Resources		NONE		21650	0	1600
Duke Energy			NONE		25008	0	2324
EMC				NONE		84900	0	4150
Emerson Electric		NONE		38430	0	3300
Exelon				NONE		23750	0	1000
Exxon Mobil			NONE		34959	0	4900
General Electric		NONE		72994	0	15100
Google				NONE		580	0	250
GTSI				NONE		10000	0	0
Honeywell			NONE		30750	0	1200
Hooper Holmes			NONE		0	0	10000
Illinois Tool Works		NONE		8569	0	0
International Business Machine	NONE		20304	0	1520
iShares Barclays 1-3 Year Trea	NONE		23260	0	0
iShares Barclays TIP Bond Fund	NONE		75450	0	3450
iShares Goldman Sachs Semicond	NONE		11200	0	400
iShares High Yield Corporate B	NONE		28810	0	1550
iShares MSCI EAFE Index fund	NONE		68194	0	1300
iShares MSCI Emerging Markets 	NONE		49070	0	1500
iShares S&P 400 Midcap Index	NONE		2850	0	0
iShares S&P 500 Index		NONE		27140	0	0
iShares Trust Dow Jones US Tec	NONE		56785	0	1400
Johnson & Johnson		NONE		51489	0	2900
JP Morgan Chase			NONE		54302	0	1150
Kimberly-Clark			NONE		11900	0	200
Marathon Oil			NONE		24970	0	1000
Microsoft 			NONE		83540	0	4950
Nike				NONE		16720	0	250
Occidental Petroleum 		NONE		7600	0	0
Omnicom Group			NONE		15922	0	0
Oracle				NONE		18640	0	0
Pepsico				NONE		23088	0	500
Philip Morris International	NONE		9522	0	150
Procter & Gamble		NONE		38130	0	1900
S&P 400 Midcap Index Trust	NONE		6600	0	0
S&P Financial Sector SPDR	NONE		10400	0	0
S&P Technology Sector SPDR	NONE		32650	0	1500
Sandy Spring Bancorp		NONE		13481	0	0
Schlumberger			NONE		27230	0	2250
SPDR Barclays Capital Covertib	NONE		69100	0	1800
St. Jude Medical		NONE		26400	0	600
SunTrust Banks			NONE		478091	0	0
Time Warner Inc Com		NONE		10000	0	0
United Parcel Service		NONE		7395	0	0
United Technologies		NONE		46165	0	1500
Unitedhealth Group 		NONE		100834	0	2050
Verizon				NONE		79778	0	2098
Wal Mart Stores			NONE		25600	0	800